Note 7 - Mortgage Servicing Rights, Net	12 Months Ended
Dec. 31, 2014
Transfers and Servicing [Abstract]
Transfers and Servicing of Financial Assets [Text Block]

NOTE 7 Mortgage Servicing Rights, Net

A summary of mortgage servicing activity is as follows:

(Dollars in thousands)	2014	2013
Mortgage servicing rights:
Balance, beginning of year	$1,708	1,732
Originations	316	568
Amortization	(517)	(592)
Balance, end of year	1,507	1,708
Valuation reserve	0	0
Mortgage servicing rights, net	$1,507	1,708
Fair value of mortgage servicing rights	$2,562	2,801

All of the single family loans sold where the Company continues to service the loans are serviced for Federal National Mortgage Association (FNMA) under the individual loan sale program. The following is a summary of the risk characteristics of the loans being serviced for FNMA at December 31, 2014:

(Dollars in thousands)	Loan Principal Balance	Weighted Average Interest Rate	Weighted Average Remaining Term (months)	Number of Loans
Original term:
30 year fixed rate	$205,032	4.30%	299	1,758
15 year fixed rate	110,912	3.33	140	1,256
Adjustable rate	181	3.96	318	3

The gross carrying amount of mortgage servicing rights and the associated accumulated amortization at December 31, 2014 and 2013 are presented in the following table. Amortization expense for mortgage servicing rights was $0.5 million, $0.6 million, and $0.7 million for the years ended December 31, 2014, 2013 and 2012, respectively.

	Gross		Unamortized
	Carrying	Accumulated	Mortgage
(Dollars in thousands)	Amount	Amortization	Servicing Rights
December 31, 2014
Mortgage servicing rights	$3,600	(2,093)	1,507

December 31, 2013
Mortgage servicing rights	$3,638	(1,930)	1,708

The following table indicates the estimated future amortization expense for mortgage servicing rights:

Mortgage
(Dollars in thousands)	Servicing
Year ended December 31,	Rights
2015	$425
2016	382
2017	297
2018	199
2019	132
Thereafter	72
$1,507

Projections of amortization are based on asset balances and the interest rate environment that existed at December 31, 2014. The Company’s actual experience may be significantly different depending upon changes in mortgage interest rates and other market conditions.